Income Tax Provision	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAX PROVISION
Q.	income tax Provision:

The Company computes its provision for income taxes by applying the estimated annual effective tax rate to pretax income and adjust the provision for discrete tax items recorded in the period.

The provision for income taxes as of and for the three months ended March 31, 2022 and 2021 consisted of the following:

	2022	2021
Federal:
Current	$-	$-
Deferred	(131,800)	(56,126)
Total	(131,800)	(56,126)

State:
Current	-	-
Deferred	(45,255)	(20,400)
Total	(45,255)	(20,400)
Provision for income taxes	$(177,055)	$(76,526)

The Company has an income tax NOL carryforward related to continued operations as of March 31, 2022 and 2021 of approximately $174,400 and zero, respectively. As of March 31, 2022 and 2021, the carryforward is recorded as a deferred tax asset of $287,400 and $75,526, respectively. Such deferred tax assets can be carried forward indefinitely.

S.	income tax Provision:

The Company computes its provision for income taxes by applying the estimated annual effective tax rate to pretax income and adjust the provision for discrete tax items recorded in the period.

The provision for income taxes for 2021 and 2020 consisted of the following:

	2021	2020
Federal:
Current	$-	$303,936
Deferred	(76,300)	-
Total	(76,300)	303,936

State:
Current	5,500	118,300
Deferred	(36,700)	-
Total	(31,200)	118,300
Provision for income taxes	$(107,500)	$422,236

The Company has an income tax NOL carryforward related to continued operations as of December 31, 2021 and 2020 of approximately $113,000 and zero, respectively. As of December 31, 2021 and 2020, the carryforward is recorded as a deferred tax asset of $113,000 and zero, respectively. Such deferred tax assets can be carried forward indefinitely.